Exhibit 99.1

SEMI-ANNUAL SERVICER’S CERTIFICATE

Dated as of December 22, 2025

Pursuant to Section 4.01(c)(ii) of the Securitized Utility Tariff Property Servicing Agreement, dated as of January 30, 2024 (the “Servicing Agreement”), between, THE EMPIRE DISTRICT ELECTRIC COMPANY D/B/A LIBERTY, a Kansas corporation, as Servicer (the “Servicer”), and EMPIRE DISTRICT BONDCO, LLC, as Issuer (the “Issuer”), the Servicer does hereby certify, for the January 1, 2026 Payment Date (the “Current Payment Date”), as follows:

Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

Collection Periods:	June 24, 2025 to December 19, 2025
Payment Date:	January 1, 2026

1. Collections Allocable and Aggregate Amounts Available for the Current Payment Date:
	Securitized Utility Tariff Charge Remittances
	a. Estimated Monthly Securitized Utility Tariff Charges Remitted for June 2025 Collection Period[1]	$353,760.81
	b. Estimated Monthly Securitized Utility Tariff Charges Remitted for July 2025 Collection Period	$2,771,186.86
	c. Estimated Monthly Securitized Utility Tariff Charges Remitted for August 2025 Collection Period	$3,152,560.36
	d. Estimated Monthly Securitized Utility Tariff Charges Remitted for September 2025 Collection Period	$5,061,451.90
	e. Estimated Monthly Securitized Utility Tariff Charges Remitted for October 2025 Collection Period	$4,357,328.67
	f. Estimated Monthly Securitized Utility Tariff Charges Remitted for November 2025 Collection Period	$3,748,948.85
	g. Estimated Monthly Securitized Utility Tariff Charges Remitted for December 2025 Collection Period[2]	$3,118,185.11
i.	Total Estimated Securitized Utility Tariff Charge Remittances	$22,563,422.56
ii.	Investment Earnings on Collection Account	$92,263.35
iii.	Investment Earnings on Capital Subaccount	$7,772.13
iv.	Investment Earnings on Excess Funds Subaccount	$8,514.93
v.	Investment Earnings on General Subaccount	$-
vi.	General Subaccount Balance (sum of i through v above)	$22,671,972.97
viii.	Excess Funds Subaccount Balance as of Prior Payment Date	$888,694.53
ix.	Capital Subaccount Balance as of Prior Payment Date	$1,527,451.11
x.	Collection Account Balance (sum of vi through ix above)	$25,088,118.61

[1]	Includes amounts collected June 24 through June 30.

[2]	Includes amounts collected December 1 through December 19.

2. Outstanding Amounts as of Prior Payment Date:
i.	Tranche A-1 Outstanding Amount	$155,499,939.18
ii.	Tranche A-2 Outstanding Amount	$125,000,000.00
iii.	Aggregate Outstanding Amount of all Tranches of Securitized Utility Tariff	$280,499,939.18

3. Required Funding/Payments as of Current Payment Date:		$16,293,215.08

		Principal Due
i.	Tranche A-1	$9,268,159.08
ii.	Tranche A-2	$-
iii.	For all Tranches of Securitized Utility Tariff Bonds:	$9,268,159.08

	Interest Tranche	Interest Rate	Days in Interest Period [3]	Principal Balance	Interest Due
iv.	Tranche A-1	4.943%	165	$1 55,499,939	$3,843,181.00
v.	Tranche A-2	5.091%	165	$1 25,000,000	$3,181,875.00
vi.	For all Tranches of Securitized Utility Tariff Bonds:				$7,025,056.00

		Required Level	Funding Required
vii.	Capital Subaccount	$1,527,451.11	$-

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture
i.	Indenture Trustee Fees and Expenses; Indemnity Amounts[4]	$10,000.00
ii.	Servicing Fee	$76,372.55
iii.	Administration Fee	$50,000.00
iv.	Other Ongoing Financing Costs Expenses	$862,367.00
v.	Semi-Annual Interest (including any past-due for prior periods)	$7,025,056.00
vi.	Return on Liberty Capital Contribution and any remittance of unpaid upfront financing costs	$51,704.22

	Tranche	Aggregate	Per $1000 of Original Principal Amount
1.	Tranche A-1 Interest Payment	$3,843,181.00	$24.72
2.	Tranche A-2 Interest Payment	$3,181,875.00	$25.46

vii.	Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date	$-

3 On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

4 Subject to $200,000 cap per annum.

	Tranche	Aggregate	Per $1000 of Original Principal Amount
1.	Tranche A-1 Principal Payment	$9,268,159.08	$59.60
2.	Tranche A-2 Principal Payment	$-	$-

viii.	Semi-Annual Principal		$9,268,159.08
ix.	Deposit to Excess Funds Subaccount		$5,328,314.12
x.	Released to Issuer upon Retirement of all Notes	$
xi.	Aggregate Remittances as of Current Payment Date		$22,563,422.56

5. Subaccount Withdrawals as of Current Payment (if applicable, pursuant to Section 8.02(e) of Indenture:
i.	Excess Funds Subaccount	$-
ii.	Capital Subaccount	$-
iii.	Total Withdrawals	$-

6. Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):
i.	Tranche A-1	$146,231,780.10
ii.	Tranche A-2	$125,000,000.00
iii.	Aggregate Outstanding Amount of all Tranches of Securitized Utility Tariff Bonds:	$271,231,780.10
iv.	Excess Funds Subaccount Balance	$6,217,008.65
v.	Capital Subaccount Balance	$1,527,451.11
vi.	Aggregate Collection Account Balance	$7,744,459.76

7. Shortfalls in Interest and Principal Payments as of Current Payment Date
i.	Semi-annual Interest
	Tranche A-1 Interest Payment	$-
	Tranche A-2 Interest Payment	$-
ii.	Semi-Annual Principal
	Tranche A-1 Principal Payment	$-
	Tranche A-2 Principal Payment	$-

8. Shortfalls in Required Subaccount Levels as of Current Payment Date
iii.	Capital Subaccount	$-

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate as of the date first above written.

SERVICER:

THE EMPIRE DISTRICT ELECTRIC COMPANY D/B/A LIBERTY,
a Kansas corporation

By:	/s/ Tim Wilson
	Name:	Tim Wilson
	Title:	President

By:	/s/ Fraser McNamee
	Name:	Fraser McNamee
	Title:	Manager, Secretary and Treasurer